REVENUES (Tables)	3 Months Ended
Mar. 31, 2015
Revenues [Abstract]
Schedule Of Recognized Net Sales [Table Text Block]
A summary of recognized net sales for the three months ended March 31, 2015 and ending net deferred sales as of March 31, 2015 for the company’s two FDA-approved products as of March 31, 2015 is presented below:

			Deferred Sales
			reclassed against	Ending Deferred
	Sales Recognized in		outstanding	Sales for which
Quarter ended March 31, 2015	the Current Period	Deferred	Accounts	Payment has been
($ in thousands)	(Branded Only)	Sales	Receivable	Collected
Gross Sales	$74,480	$35,797	$(31,954)	$3,843
Less:
Chargebacks	31,944	-	-	-
Wholesaler distribution fees	6,779	2,946	(2,659)	287
Cash discounts and other	1,491	716	(639)	77
GPO fees and returns	2,098	-	-	-
Net Sales	$32,168	$32,135	$(28,656)	$3,479

Schedule Of Changes In Reserve Or Liability [Table Text Block]
A summary of changes for each reserve or liability for Bloxiverz®, Vazculep™ and the company’s generic pharmaceutical product for the three month period ended March 31, 2015 is as follows:

Quarter ended March 31, 2015				Ending
($ in thousands)	Beginning Balance	Additions	Reductions	Balance
Accounts Receivable Reserves:
Chargebacks	$1,008	$37,290	$(35,116)	$3,182
Wholesaler distribution fees	1,079	4,185	(3,311)	1,953
Cash Discounts and other	252	2,265	(1,915)	602

Liabilities:
GPO fees	112	1,083	(112)	1,083
Sales returns	234	2,812	(1,801)	1,245

Total	$2,686	$47,635	$(42,256)	$8,065